Notes to the Profit or Loss Statement - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of selling expenses [line items]
Selling expenses	€ 81,369,377	€ 92,402,354	€ 121,542,621
Personnel Expenses
Disclosure of selling expenses [line items]
Selling expenses	39,820,000	48,562,000	63,517,000
Consumable Supplies
Disclosure of selling expenses [line items]
Selling expenses	4,000	49,000	86,000
Amortization of Intangible Assets
Disclosure of selling expenses [line items]
Selling expenses	136,000	162,000	138,000
External Services
Disclosure of selling expenses [line items]
Selling expenses	32,748,000	35,826,000	51,265,000
Depreciation and Other Costs for Infrastructure
Disclosure of selling expenses [line items]
Selling expenses	2,345,000	1,523,000	870,000
Other Costs
Disclosure of selling expenses [line items]
Selling expenses	€ 6,316,000	€ 6,280,000	€ 5,667,000